Warrants (Tables)	12 Months Ended
May 31, 2020
Warrants
Summary of type of warrants

Type of warrant	Expiry date	Number of warrants	Weighted average price	Amount
Warrant	September 26, 2021	200,000	$3.14	$360
Warrant	January 30, 2022	7,022,472	9.26	—

		7,222,472	$9.09	$360

Schedule of outstanding warrants

	May 31, 2020		May 31, 2019
	Number of warrants	Weighted average price	Number of warrants	Weighted average price
Outstanding, beginning of the year	2,292,800	$12.25	2,843,138	$10.52
Exercised during the year	(766,372)	1.50	(550,335)	3.29
Issued during the year	7,022,472	9.26	—	—
Expired during the year	(1,326,428)	19.84	(3)	1.75

Outstanding, end of the year	7,222,472	$9.09	2,292,800	$12.25